Taxation - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current income tax expense		$ 7,243	$ 151,153
Deferred income tax expense			(1,853,280)
Income tax benefit, total		$ 7,243	$ (1,702,127)